Summary of Significant Accounting Policies - Net Income (Loss) Per Shares (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 22, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 05, 2021
Summary of Significant Accounting Policies
Net loss from inception to IPO date								$ (85,612)
Net income from IPO date to year-end (total loss from inception to 12/31) less the loss from inception to IPO)								446,671
Net (loss) income		$ (258,093)	$ (312,060)	$ 34,785	$ 604,359	$ (570,153)	$ 639,144	361,059	$ (776,129)
Accretion of temporary equity to redemption value		(219,906)				(481,619)		(6,793,210)	(308,687)
Net (loss) income including accretion of temporary equity to redemption value		$ (477,999)		34,785		$ (1,051,772)	639,144	$ 6,432,151	$ 1,084,816
Basic and diluted net income per share:
Total number of shares		2,000,000				2,000,000		2,000,000	2,000,000
Numerator:
Plus: Accretion applicable to the redeemable class	$ 6,793,210
Public Shares
Summary of Significant Accounting Policies
Accretion of temporary equity to redemption value		$ (219,906)				$ (481,619)
Net (loss) income including accretion of temporary equity to redemption value		$ (143,271)		$ 27,828		$ (317,452)	$ 511,315
Basic and diluted net income per share:
Total number of shares		864,616		8,000,000		864,616	8,000,000	8,000,000	4,795,078
Ownership percentage		30.00%		80.00%		30.00%	80.00%	80.00%	71.00%
Numerator:
Allocation of net income - IPO date to year end (allocated based on ownership percentage)								$ 357,337
Net income (loss) including accretion of temporary equity to redemption value								(5,434,568)	$ (765,521)
Plus: Accretion applicable to the redeemable class								6,793,210	308,687
Allocation of net income (loss)		$ 76,635		$ 27,828		$ 164,167	$ 511,315	(357,337)
Allocation of net income (loss)								$ 1,715,979	$ (456,834)
Denominator:
Weighted average ordinary shares outstanding, basic		856,042		8,000,000		864,616	8,000,000	4,527,778	4,795,078
Weighted average ordinary shares outstanding, diluted		856,042		8,000,000		864,616	8,000,000	4,527,778	4,795,078
Basic net income (loss) per ordinary share		$ 0.09		$ 0.00		$ 0.19	$ 0.06	$ 0.38	$ (0.10)
Diluted net income (loss) per ordinary share		$ 0.09		$ 0.00		$ 0.19	$ 0.06	$ 0.38	$ (0.10)
Founder shares
Summary of Significant Accounting Policies
Net (loss) income including accretion of temporary equity to redemption value		$ (334,728)		$ 6,957		$ (734,320)	$ 127,829
Basic and diluted net income per share:
Total number of shares		2,000,000		2,000,000		2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Ownership percentage		70.00%		20.00%		70.00%	20.00%	20.00%	29.00%
Numerator:
Allocation of net loss - inception to IPO date								$ (85,612)
Allocation of net income - IPO date to year end (allocated based on ownership percentage)								89,334
Net income (loss) including accretion of temporary equity to redemption value								(1,358,642)	$ (319,295)
Allocation of net income (loss)		$ (334,728)		$ 6,957		$ (734,320)	$ 127,829	(3,722)
Allocation of net income (loss)								$ (1,354,920)	$ (319,295)
Denominator:
Weighted average ordinary shares outstanding, basic		2,000,000		2,000,000		2,000,000	2,000,000	1,868,056	2,000,000
Weighted average ordinary shares outstanding, diluted		2,000,000		2,000,000		2,000,000	2,000,000	1,868,056	2,000,000
Basic net income (loss) per ordinary share		$ (0.17)		$ 0.00		$ (0.37)	$ 0.06	$ (0.73)	$ (0.16)
Diluted net income (loss) per ordinary share		$ (0.17)		$ 0.00		$ (0.37)	$ 0.06	$ (0.73)	$ (0.16)